Condensed Consolidating Financial Information - Condensed Consolidating Statements of Comprehensive Income (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net income	CAD 1,476	CAD 875	CAD 484
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	(32)	3	11
Change in derivatives designated as cash flow hedges	(49)	(1)	9
Change in pension and post-retirement defined benefit plans	(941)	1,681	(50)
Other comprehensive (loss) income before income taxes	(1,022)	1,683	(30)
Income tax recovery (expense) on above items	306	(418)
Equity accounted investments			(2)
Other comprehensive (loss) income	(716)	1,265	(32)
Comprehensive income	760	2,140	452
CPRL (Parent Guarantor) [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	1,476	875	484
Equity accounted investments	(716)	1,265	(32)
Other comprehensive (loss) income	(716)	1,265	(32)
Comprehensive income	760	2,140	452
CPRC (Subsidiary Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	1,478	875	484
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	(316)	(219)	67
Change in derivatives designated as cash flow hedges	(49)	(1)	9
Change in pension and post-retirement defined benefit plans	(908)	1,631	(54)
Other comprehensive (loss) income before income taxes	(1,273)	1,411	22
Income tax recovery (expense) on above items	293	(400)	3
Equity accounted investments	264	254	(57)
Other comprehensive (loss) income	(716)	1,265	(32)
Comprehensive income	762	2,140	452
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	559	181	214
Net (loss) gain in foreign currency translation adjustments, net of hedging activities	284	222	(56)
Change in pension and post-retirement defined benefit plans	(33)	50	4
Other comprehensive (loss) income before income taxes	251	272	(52)
Income tax recovery (expense) on above items	13	(18)	(3)
Other comprehensive (loss) income	264	254	(55)
Comprehensive income	823	435	159
Consolidating Adjustments and Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	(2,037)	(1,056)	(698)
Equity accounted investments	452	(1,519)	87
Other comprehensive (loss) income	452	(1,519)	87
Comprehensive income	CAD (1,585)	CAD (2,575)	CAD (611)